FINANCIAL DERIVATIVES AND HEDGING ACTIVITIES - Summary of Derivatives at Fair Value (Details) - Derivatives designated as cash flow hedges - Designated as Hedging Instrument - USD ($) $ in Millions	Sep. 27, 2019	Sep. 28, 2018
Interest Rate Swap Contracts
Derivative [Line Items]
Derivative Assets	$ 0.0	$ 7.7
Derivative Liabilities	(0.5)	0.0
Cross Currency Swap Contracts
Derivative [Line Items]
Derivative Assets	0.0	0.0
Derivative Liabilities	(0.2)	0.0
Other current assets | Interest Rate Swap Contracts
Derivative [Line Items]
Derivative Assets	0.0	2.2
Other current assets | Cross Currency Swap Contracts
Derivative [Line Items]
Derivative Assets	0.0	0.0
Other non-current assets | Interest Rate Swap Contracts
Derivative [Line Items]
Derivative Assets	0.0	5.5
Other current liabilities | Interest Rate Swap Contracts
Derivative [Line Items]
Derivative Liabilities	0.0	0.0
Other current liabilities | Cross Currency Swap Contracts
Derivative [Line Items]
Derivative Liabilities	(0.2)	0.0
Other non-current liabilities | Interest Rate Swap Contracts
Derivative [Line Items]
Derivative Liabilities	$ (0.5)	$ 0.0